UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811 21519
Eaton Vance Tax Advantaged Global Dividend Opportunities Fund
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	October 31
Date of Reporting Period:	January 31, 2007

Item 1. Schedule of Investments

Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund                                    as of January 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 114.3%

Security	Shares	Value
Commercial Banks — 9.9%
Bank of Nova Scotia	200,000	$8,636,000
Barclays PLC	800,000	11,629,006
Danske Bank A/S	250,000	11,481,508
Lloyds TSB Group PLC	1,100,000	12,590,396
		$44,336,910
Commercial Services & Supplies — 0.3%
Biffa PLC	200,000	$1,280,139
		$1,280,139
Computer Peripherals — 2.2%
International Business Machines Corp.	100,000	$9,915,000
		$9,915,000
Diversified Financial Services — 3.1%
Citigroup, Inc.	250,000	$13,782,500
		$13,782,500
Diversified Telecommunication Services — 5.3%
AT&T, Inc.	350,000	$13,170,500
Telefonos de Mexico SA ADR	200,000	6,140,000
Verizon Communications, Inc.	110,000	4,237,200
		$23,547,700
Electric Utilities — 10.4%
Edison International	100,000	$4,498,000
Entergy Corp.	125,000	11,606,250
Exelon Corp.	200,000	11,998,000
Fortum Oyj	150,000	4,126,118
Scottish Power PLC	992,063	14,562,793
		$46,791,161
Energy Equipment & Services — 3.5%
Diamond Offshore Drilling, Inc.	80,000	$6,755,200
Halliburton Co.	300,000	8,862,000
		$15,617,200
Food Products — 2.0%
Nestle SA ADR	100,000	$9,141,090
		$9,141,090
Health Care Providers & Services — 2.2%
Health Management Associates, Inc.	500,000	$9,725,000
		$9,725,000

Hotels, Restaurants & Leisure — 1.7%
Compass Group PLC	1,250,000	$7,442,106
		$7,442,106
Household Products — 1.4%
Kimberly-Clark de Mexico SA de CV	1,500,000	$6,439,780
		$6,439,780
Industrial Conglomerates — 0.6%
Siemens AG ADR	25,000	$2,768,250
		$2,768,250
Insurance — 0.0%
Fidelity National Financial, Inc.	1	$24
		$24
Machinery — 1.4%
Caterpillar, Inc.	100,000	$6,407,000
		$6,407,000
Metals & Mining — 18.0%
Anglo American PLC ADR	250,000	$5,837,500
BHP Billiton, Ltd. ADR	250,000	10,247,500
Freeport-McMoRan Copper & Gold, Inc., Class B	225,000	12,939,750
Mittal Steel Co. NV, Class A	150,000	7,135,500
Phelps Dodge Corp.	75,000	9,270,000
Rio Tinto PLC ADR	50,000	10,810,500
Southern Copper Corp.	200,000	12,500,000
ThyssenKrupp AG	250,000	11,864,060
		$80,604,810
Multiline Retail — 1.8%
J.C. Penney Company, Inc.	100,000	$8,124,000
		$8,124,000
Multi-Utilities — 5.9%
Dominion Resources, Inc.	150,000	$12,444,000
Veolia Environnement	200,000	14,031,729
		$26,475,729
Oil, Gas & Consumable Fuels — 24.2%
BP PLC ADR	100,000	$6,351,000
ChevronTexaco Corp.	200,000	14,576,000
Enbridge, Inc.	400,000	12,880,000
Exxon Mobil Corp.	100,000	7,410,000
Occidental Petroleum Corp.	300,000	13,908,000
Peabody Energy Corp.	100,000	4,083,000
Statoil ASA	425,000	11,375,959
Suncor Energy, Inc.	175,000	13,011,250

Total SA ADR	200,000	$13,610,000
Valero Energy Corp.	200,000	10,856,000
		$108,061,209
Pharmaceuticals — 3.1%
AstraZeneca PLC ADR	100,000	$5,595,000
GlaxoSmithKline PLC ADR	150,000	8,119,500
		$13,714,500
Real Estate Investment Trusts (REITs) — 7.1%
AvalonBay Communities, Inc.	25,000	$3,709,000
Boston Properties, Inc.	25,000	3,152,250
Federal Realty Investment Trust	50,000	4,671,000
Plum Creek Timber Co., Inc.	175,000	7,043,750
Public Storage, Inc.	75,000	8,157,000
Rayonier, Inc.	112,500	4,860,000
		$31,593,000
Specialty Retail — 1.6%
Kingfisher PLC	1,500,000	$7,041,525
		$7,041,525
Textiles, Apparel & Luxury Goods — 1.7%
VF Corp.	100,000	$7,587,000
		$7,587,000
Thrifts & Mortgage Finance — 1.0%
Washington Mutual, Inc.	100,000	$4,459,000
		$4,459,000
Tobacco — 5.1%
Altria Group, Inc.	100,000	$8,739,000
Imperial Tobacco Group PLC	350,000	14,188,297
		$22,927,297
Water Utilities — 0.8%
Severn Trent PLC	133,333	$3,696,332
		$3,696,332
Total Common Stocks (identified cost $343,547,230)		$511,478,262

Preferred Stocks — 15.3%

Security	Shares	Value
Commercial Banks — 7.9%
Abbey National Capital Trust I, 8.963% (1)(2)(4)	20,000	$2,674,626
ABN AMRO North America Capital Funding Trust, 6.968% (2)(3)	950	1,023,625
BNP Paribas Capital Trust, 9.003% (1)(2)(3)	70,000	7,839,839
CA Preferred Fund Trust, 7.00% (1)(4)	55,000	5,592,796
First Republic Bank, 6.70%	30,000	777,000
HSBC Capital Funding LP, 9.547% (1)(2)(3)(4)	70,000	7,903,434
Lloyds TSB Bank PLC, 6.90% (1)(4)	40,000	4,078,872
Standard Chartered PLC 6.409% Dtd 12/8/06 Due 1/30/17 (1)(3)(4)	50,000	4,965,175
US Bancorp, Series B, 5.974% (2)	15,000	398,250
		$35,253,617
Diversified Financial Services — 0.5%
ING Group NV, 6.125%	35,000	$882,000
ING Group NV, 7.20%	30,000	765,300
Santander Finance UNIP (3)	28,500	718,736
		$2,366,036
Food Products — 0.8%
Dairy Farmers of America, 7.875% (3)	33,750	$3,432,777
		$3,432,777
Gas Utilities — 0.2%
Southern Union Co., 7.55%	40,000	$1,028,400
		$1,028,400
Insurance — 5.2%
Aegon NV, 6.375%	80,000	$2,066,400
Aegon NV, 6.50%	15,000	387,450
Arch Capital Group, Ltd., Series B, 7.875%	15,000	389,250
Axa SA, 6.463% (1)(2)(3)	10,000	987,137
AXA, 7.10% (1)	45,000	4,617,994
Endurance Specialty Holdings, Ltd., 7.75%	18,750	490,312
MetLife, Inc., 6.50%	120,000	3,205,200
PartnerRe, Ltd., 6.50%	120,000	3,031,200
Prudential PLC, 6.50% (1)	18,000	1,827,918
RenaissanceRe Holdings, Ltd., 6.08%	148,000	3,559,400
Zurich Regcaps Fund Trust V, 6.084% (2)(3)	2,500	2,532,813
		$23,095,074

Thrifts & Mortgage Finance — 0.7%
Federal Home Loan Mortgage Corp., Series S, 5.864% (2)	2,500	$131,250
Federal National Mortgage Association, Series K, 5.396% (2)	60,000	3,030,000
		$3,161,250
Total Preferred Stocks (identified cost $67,639,692)		$68,337,154

Other Issues — 0.0%

Type of Contract	Shares	Value
Scottish Power PLC, Deferred Shares (1)	416,666	$0
Total Other Issues (identified cost $0)		$0

Short-Term Investments — 2.7%

Description	Shares/ Interest (000's omitted)	Value
Investment in Cash Management Portfolio, 4.73% (5)	$11,982	$11,982,243
Total Short-Term Investments (at amortized cost, $11,982,243)		$11,982,243
Total Investments — 132.3% (identified cost $423,169,165)		$591,797,659
Other Assets, Less Liabilities — 0.1%		$576,402
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (32.4%)		(145,023,639)
Net Assets — 100.0%		$447,350,422

ADR	—	American Depository Receipt
REIT	—	Real Estate Investment Trust
(1)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(2)		Variable rate security. The stated interest rate represents the rate in effect at January 31, 2007.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.  At January 31, 2007, the aggregate value of the securities is $29,403,536 or 6.6% of the Fund's net assets.

(4)		Non-income producing security.
(5)

Affiliated investment investing in high quality U.S. Dollar denominated money market investments, and that is available to Eaton Vance portfolios and funds. The rate shown is the annualized seven-day yield as of January 31, 2007.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	51.2%	$303,094,240
United Kingdom	20.3%	120,016,059
Canada	5.8%	34,527,250
France	5.6%	33,246,861
Germany	2.5%	14,632,311
Mexico	2.1%	12,579,780
Denmark	2.0%	11,481,508
Norway	1.9%	11,375,959
Netherlands	1.9%	11,236,650
Australia	1.7%	10,247,500
Switzerland	1.6%	9,141,090
Jersey	1.3%	7,903,434
Bermuda	1.3%	7,470,163
Other Countries, less than 1.0%	0.8%	4,844,854
	100.0%	$591,797,659

The Fund did not have any open financial instruments at January 31, 2007.

The cost and unrealized appreciation (depreciation) of investments of the Fund at January 31, 2007, as determined on a federal income tax basis, were as follows:

Aggregate cost	$423,401,407
Gross unrealized appreciation	$169,301,982
Gross unrealized depreciation	(905,730)
Net unrealized appreciation	$168,396,252

The net unrealized depreciation on foreign currency as of January 31, 2007 was $2,289

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax Advantaged Global Dividend Opportunities Fund

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer
Date:	March 16, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer
Date:	March 16, 2007

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer
Date:	March 16, 2007